Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings per Share

Basic and diluted earnings (loss) per share attributable to Teva’s ordinary shareholders for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

	Years ended December 31,
	2025	2024	2023
	(In millions, except per share amounts)
Basic earnings (loss) attributable to Teva’s ordinary shareholders (numerator):
Net income (loss) attributable to Teva’s ordinary shareholders	$1,410	$(1,639)	$(559)

Shares (denominator):
Weighted average shares outstanding	1,145	1,131	1,119

Basic earnings (loss) attributable to Teva’s ordinary shareholders	$1.23	$(1.45)	$(0.50)

Diluted earnings (loss) attributable to Teva’s ordinary shareholders (numerator):
Net income (loss) attributable to Teva’s ordinary shareholders	$1,410	$(1,639)	$(559)

Shares (denominator):
Weighted average shares outstanding	1,145	1,131	1,119
Diluted effect of stock options, RSUs and PSUs	17	—	—
Total dilutive shares outstanding	1,163	1,131	1,119

Diluted earnings (loss) attributable to Teva’s ordinary shareholders	$1.21	$(1.45)	$(0.50)